STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
The Group
Statement [Line items]
Profit for the year	£ 5,202		£ 1,466	£ 2,836
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	1,720		138	(1,433)
Tax	(658)		(25)	316
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	1,062		113	(1,117)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0	0
Tax	1		(16)	12
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	1		(16)	12
Gains and losses attributable to own credit risk:
Losses before tax	(86)		(75)	(419)
Tax	34		20	113
Gains (losses) attributable to own credit risk after tax	(52)		(55)	(306)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	137		46	(34)
Income statement transfers in respect of disposals	116		(145)	(196)
Income statement transfers in respect of impairment	(2)		5	(1)
Tax	(55)		74	72
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	196		(20)	(159)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(2,138)		709	1,166
Net income statement transfers	(584)		(727)	(580)
Tax	764		(31)	(140)
Other comprehensive income, net of tax, cash flow hedges	(1,958)		(49)	446
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(19)		0	(2)
Transfers to income statement (tax: £nil)	0		0	0
Increase (decrease) through foreign exchange and other movements, financial assets	(19)		0	(2)
Total other comprehensive income	(770)		(27)	(1,126)
Total comprehensive income for the year	4,432	[1]	1,439	1,710
Total comprehensive income attributable to ordinary shareholders	4,056		996	1,389
Total comprehensive income attributable to other equity holders	344		417	281
Total comprehensive income attributable to equity holders	4,400		1,413	1,670
Total comprehensive income attributable to non-controlling interests	32		26	40
The Bank
Statement [Line items]
Profit for the year	3,593		641	2,446
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	951		(133)	(776)
Tax	(395)		31	200
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	556		(102)	(576)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0	0
Tax	1		4	12
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	1		4	12
Gains and losses attributable to own credit risk:
Losses before tax	(86)		(75)	(419)
Tax	34		20	113
Gains (losses) attributable to own credit risk after tax	(52)		(55)	(306)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	139		12	(50)
Income statement transfers in respect of disposals	(2)		(138)	(201)
Income statement transfers in respect of impairment	1		1	(1)
Tax	(47)		36	74
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	91		(89)	(178)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(438)		85	892
Net income statement transfers	(399)		(355)	(448)
Tax	190		30	(105)
Other comprehensive income, net of tax, cash flow hedges	(647)		(240)	339
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(2)		1	6
Transfers to income statement (tax: £nil)	0		0	0
Increase (decrease) through foreign exchange and other movements, financial assets	(2)		1	6
Total other comprehensive income	(53)		(481)	(703)
Total comprehensive income for the year	3,540		160	1,743
Total comprehensive income attributable to ordinary shareholders	3,196		(257)	1,462
Total comprehensive income attributable to other equity holders	344		417	281
Total comprehensive income attributable to equity holders	£ 3,540		£ 160	£ 1,743

[1]	Total comprehensive income attributable to owners of the parent was £4,400 million (2020: £1,413 million; 2019: £1,670 million).